OTHER NON-OPERATING GAIN / (LOSS) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Non-Operating Gain (Loss)
Ineffective portion of hedging activities	$ 0	$ 0	$ 3
Change of fair value of other derivatives	(1)	10	(4)
Gain from money market funds	75	29	7
Loss from other financial assets	(48)	0	0
Other (losses) / gains	(6)	(30)	20
Other non-operating gain / (loss), net	$ 20	$ 9	$ 26	[1]

[1]	*Prior year comparative for the year ended December 31, 2021 is adjusted following the classification of Russia as a discontinued operation (see Note 10